UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3456

General Government Securities Money Market Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/09

FORM N-Q

Item 1. Schedule of Investments.

(INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS General Government Securities Money Market Fund February 28, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--86.6%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
9/15/09	0.30	100,000,000 a	99,997,393
3/12/10	0.45	54,180,000 a	54,129,959
Federal Home Loan Bank:
3/4/09	2.43	75,000,000	74,985,000
3/5/09	2.59	40,000,000	40,000,070
3/17/09	2.56	115,000,000	114,996,239
4/14/09	2.26	65,100,000	65,098,898
5/7/09	2.40	20,000,000	20,005,103
5/18/09	0.41	100,000,000	99,911,167
5/19/09	2.50	50,000,000	50,001,612
6/2/09	0.44	50,000,000	49,943,167
8/4/09	0.59	115,000,000	115,973,369
8/5/09	0.55	15,000,000	14,964,021
8/11/09	0.56	50,000,000	49,873,222
9/4/09	0.36	150,000,000 a	150,000,000
9/18/09	0.39	66,000,000 a	66,003,576
Federal Home Loan Mortgage Corp.:
6/2/09	0.45	150,000,000 b	149,825,625
7/6/09	0.30	38,500,000 b	38,459,254
7/7/09	0.30	34,702,000 b	34,664,985
7/28/09	0.35	100,000,000 b	99,855,139
9/14/09	0.70	100,000,000 b	99,616,944
Federal National Mortgage Association:
3/2/09	0.46	175,000,000 a,b	175,000,000
4/21/09	1.13	100,000,000 a,b	99,963,320
Total U.S. Government Agencies
(cost $1,763,268,063)			1,763,268,063

Repurchase Agreements--13.2%
Banc of America Securities LLC
dated 2/27/09, due 3/2/09 in the amount of
$70,001,400 (fully collateralized by $71,597,400 U.S.
Treasury Notes, 0.875%, due 1/31/11, value
$71,400,098)	0.24	70,000,000	70,000,000
Barclays Financial LLC
dated 2/27/09, due 3/2/09 in the amount of $9,000,188
(fully collateralized by $8,281,000 U.S. Treasury
Notes, 4.125%, due 5/15/15, value $9,180,075)	0.25	9,000,000	9,000,000
Credit Suisse (USA) Inc.
dated 2/27/09, due 3/2/09 in the amount of
$70,001,458 (fully collateralized by $71,593,800 U.S.
Treasury Bills, due 6/4/09-2/11/10, value $71,401,169)	0.25	70,000,000	70,000,000
Deutsche Bank Securities
dated 2/27/09, due 3/2/09 in the amount of
$70,001,458 (fully collateralized by $143,043,174

U.S. Treasury Strips, due 2/15/26, value $71,400,000)	0.25	70,000,000	70,000,000
HSBC USA Inc.
dated 2/27/09, due 3/2/09 in the amount of
$50,001,042 (fully collateralized by $52,034,000
Federal Agricultural Mortgage Corporation,
5.125%-5.50%, due 7/15/11-4/19/17, value $51,002,948)	0.25	50,000,000	50,000,000
Total Repurchase Agreements
(cost $269,000,000)			269,000,000
Total Investments (cost $2,032,268,063)		99.8%	2,032,268,063
Cash and Receivables (Net)		.2%	4,064,360
Net Assets		100.0%	2,036,332,423

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	2,032,268,063
Level 3 - Significant Unobservable Inputs	0
Total	2,032,268,063

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
February 28, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.0%	of Purchase (%)	Amount ($)	Value ($)
3/5/09	0.34	199,795,000	199,787,567
3/12/09	0.36	179,000,000	178,980,544
3/19/09	0.06	537,000,000	536,983,648
3/26/09	0.04	71,000,000	70,997,785
4/2/09	0.72	158,000,000	157,899,471
4/9/09	0.22	21,052,000	21,047,092
4/29/09	0.12	4,681,000	4,680,079
5/7/09	0.79	75,000,000	74,890,194
5/14/09	0.20	12,000,000	11,995,067
5/15/09	0.72	250,000,000	249,626,042
5/21/09	0.30	131,000,000	130,911,575
6/4/09	0.64	121,000,000	120,796,119
6/11/09	0.30	150,000,000	149,874,625
7/30/09	0.32	136,000,000	135,817,458
12/17/09	0.69	20,000,000	19,888,450
Total Investments (cost $2,064,175,716)		100.0%	2,064,175,716
Liabilities, Less Cash and Receivables		(.0%)	(240,082)
Net Assets		100.0%	2,063,935,634

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	2,064,175,716
Level 3 - Significant Unobservable Inputs	0
Total	2,064,175,716

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)